INCOME TAXES - Income Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal	$ 3,178	$ 100	$ 93
State	1,736	2,788	6,924
Foreign	4,773	6,924	2,484
Total	9,687	9,812	9,501
California
Income Tax Paid, by Individual Jurisdiction [Line Items]
State	(618)		654
Illinois
Income Tax Paid, by Individual Jurisdiction [Line Items]
State			1,262
New York
Income Tax Paid, by Individual Jurisdiction [Line Items]
State			960
Pennsylvania
Income Tax Paid, by Individual Jurisdiction [Line Items]
State	501		622
Tennessee
Income Tax Paid, by Individual Jurisdiction [Line Items]
State		810
Texas
Income Tax Paid, by Individual Jurisdiction [Line Items]
State	831	724
Austria
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	3,044	5,070
Germany
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	1
India
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 674	$ 795	$ 648